EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

The computation for basic and diluted EPS was as follows (in thousands, except per share data):

	Three months ended June 30,		Six months ended June 30,
	2011	2012	2011	2012
Income/(Loss) (Numerator):
Net income/(loss) for basic and diluted EPS	€973	819	€2,674	(89)

Shares (Denominator):
Weighted-average shares for basic EPS	14,966,317	15,018,345	14,961,428	15,004,081
Effect of dilutive securities	760,760	658,608	701,173	-
Weighted-average shares for diluted EPS	15,727,077	15,676,953	15,662,601	15,004,081

Basic EPS	0.07	0.05	0.18	(0.01)
Diluted EPS	0.06	0.05	0.17	-